Interest-bearing Financial Liabilities - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Fixed Rate Notes [Member] | Bottom of range [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.50%	2.50%
Fixed Rate Notes [Member] | Top of range [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	3.45%	3.45%
Term Loans [Member] | Others [Member] | SOFR [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.31161%
Term Loans [Member] | Bottom of range [member] | Others [Member] | SOFR [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.31161%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	4.00%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | Bangko Sentralng Pilipinas Overnight Rate | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	0.40%	0.50%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | Floor Rate [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		4.50%
Borrowings, adjustment to interest rate basis	4.50%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | TDF [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		4.00%
Term Loans [Member] | Top of range [member] | Others [Member] | SOFR [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.47826%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.35%	5.35%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | Bangko Sentralng Pilipinas Overnight Rate | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.125%	1.00%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | Floor Rate [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	4.625%	4.625%